LONG TERM INVESTMENTS (Details Narrative) - 9 months ended Sep. 30, 2024 - Silver Wolf [Member] $ in Thousands	USD ($) shares	$ / shares
Statement [Line Items]
Issue of common share Of debt settlement	2,292,000
Debt settlement | $	$ 335
Purchase price | $ / shares		$ 0.15
Exercise price | $ / shares		$ 0.25
Issuer Financing Exemption private placement	833,334
Investment | $	$ 91
Non-transferable common share purchase warrants	416,667